Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	2,525,000	1,052,000	732,000
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 1.53	$ 4.21	$ 4.71
Common stock conversion (in shares)	1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted	5,606,429	5,777,326
Stock options granted (in shares)	2,525,113	1,048,916	732,314
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans	$ 3,000,000
Expected recognition of compensation related to non-vested stock options granted under the Plans over next twelve months	1,900,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in year two	1,000,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in year three	200,000
Compensation costs	3,000,000	$ 2,800,000	$ 1,700,000
Intrinsic value of options exercised	0	0	$ 30,000
Intrinsic value of outstanding in-the-money stock options	$ 3,344,456	$ 0
Weighted-average remaining life (in years)	7 years 3 months	6 years 8 months
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 1.53	$ 4.21	$ 4.71
Expected volatility used in computing fair value of options granted	65.20%	64.80%	62.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months	5 years 6 months	6 years
Dividend yield used in computing fair value of options granted	5.90%	2.50%	2.50%
Risk-free interest rate used in computing fair value of options granted	2.50%	2.60%	2.00%
Estimated forfeiture rate used in computing fair value of options granted	6.00%	7.40%	7.00%
Period of historical data used to calculate expected volatility (in years)	5 years
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited	$ 400,000	$ 100,000	$ 200,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Number of shares or units granted equity based compensation awards	808,391	625,878	349,175
Fair value of granted stock	$ 3,200,000	$ 5,400,000	$ 3,600,000
Vested restricted stock (in shares)	880,871	563,588	129,106
Market value of vested restricted stock	$ 18,100,000	$ 15,200,000	$ 3,200,000
Restricted Stock Units and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted (in shares)	483,431	311,124	73,078
Share based compensation expense	$ 3,300,000	$ 3,000,000	$ 4,000,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 400,000	$ 700,000	$ 900,000
Number of shares or units granted equity based compensation awards	111,808	79,869	89,387